Additional disclosures - Schedule of preferred shares and securities by issuer (Details) € in Millions, £ in Millions, $ in Millions							12 Months Ended
	Sep. 21, 2021	May 12, 2021	Jan. 14, 2020	Feb. 08, 2019 EUR (€)	Mar. 19, 2018 EUR (€)	Sep. 29, 2017	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Feb. 08, 2019 USD ($)
Santander UK plc, October 1995 | Fixed rate debt | Subordinated liabilities, preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £									£ 80.3
Interest rate							10.375%	10.375%	10.375%
Santander UK plc, February 1996 | Fixed rate debt | Subordinated liabilities, preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £									£ 80.3
Interest rate							10.375%	10.375%	10.375%
Banco Santander, S.A., September 2017 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate						5.25%	5.25%	5.25%	5.25%
Subordinated issue, initial interest rate term						6 years	6 years
Subordinated issue, adjustment to reference rate						4.999%
Subordinated issue, mid-swap rate term						5 years	5 years
Banco Santander, S.A., September 2017 | Fixed rate debt | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount							€ 1,000.0
Interest rate							5.25%	5.25%	5.25%
Banco Santander, S.A., September 2017 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Subordinated issue, adjustment to reference rate							4.999%	4.999%	4.999%
Banco Santander, S.A., March 2018 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 1,500.0
Interest rate					4.75%		4.75%	4.75%	4.75%
Subordinated issue, initial interest rate term					7 years		7 years
Subordinated issue, adjustment to reference rate					4.10%
Banco Santander, S.A., March 2018 | Fixed rate debt | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount							€ 1,500.0
Interest rate							4.75%	4.75%	4.75%
Banco Santander, S.A., March 2018 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Subordinated issue, adjustment to reference rate							4.097%	4.097%	4.097%
Banco Santander, S.A., February 2019 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,056.0						$ 1,200.0
Interest rate				7.50%			7.50%	7.50%	7.50%	7.50%
Subordinated issue, initial interest rate term				5 years			5 years
Subordinated issue, adjustment to reference rate				4.989%						4.989%
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., February 2019 | Fixed rate debt | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 1,200.0
Interest rate							7.50%	7.50%	7.50%
Banco Santander, S.A., February 2019 | 5-Year Mid-Swap Rate (US Dollar) | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Subordinated issue, adjustment to reference rate							4.989%	4.989%	4.989%
Banco Santander, S.A., January 2020 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate			4.375%				4.375%	4.375%	4.375%
Subordinated issue, initial interest rate term			6 years				6 years
Subordinated issue, adjustment to reference rate			4.534%
Subordinated issue, mid-swap rate term			5 years				5 years
Subordinated issue, interest rate reprice term			5 years				5 years
Banco Santander, S.A., January 2020 | Fixed rate debt | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount							€ 1,500.0
Interest rate							4.375%	4.375%	4.375%
Banco Santander, S.A., January 2020 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Subordinated issue, adjustment to reference rate							4.534%	4.534%	4.534%
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Disclosure of detailed information about financial instruments [line items]
Interest rate		4.75%
Subordinated issue, initial interest rate term		6 years
Subordinated issue, adjustment to reference rate		3.753%
Subordinated issue, interest rate reprice term		5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate							4.75%	4.75%	4.75%
Subordinated issue, initial interest rate term							6 years
Subordinated issue, mid-swap rate term							5 years
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., May 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 1,000.0
Interest rate							4.75%	4.75%	4.75%
Banco Santander, S.A., May 2021 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Subordinated issue, adjustment to reference rate							3.753%	3.753%	3.753%
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Disclosure of detailed information about financial instruments [line items]
Interest rate		4.125%
Subordinated issue, initial interest rate term		7 years
Subordinated issue, adjustment to reference rate		4.311%
Subordinated issue, mid-swap rate term		5 years
Subordinated issue, interest rate reprice term		5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate							4.125%	4.125%	4.125%
Subordinated issue, initial interest rate term							7 years
Subordinated issue, mid-swap rate term							5 years
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., May 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount							€ 750.0
Interest rate							4.125%	4.125%	4.125%
Banco Santander, S.A., May 2021 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Subordinated issue, adjustment to reference rate							4.311%	4.311%	4.311%
Banco Santander, S.A., September 2021 | Subordinated liabilities, preference shares
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.625%
Subordinated issue, initial interest rate term	8 years
Subordinated issue, adjustment to reference rate	3.76%
Subordinated issue, mid-swap rate term	5 years
Subordinated issue, interest rate reprice term	5 years
Banco Santander, S.A., September 2021 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate							3.625%	3.625%	3.625%
Subordinated issue, initial interest rate term							8 years
Subordinated issue, mid-swap rate term							5 years
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., September 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount							€ 1,000.0
Interest rate							3.625%	3.625%	3.625%
Banco Santander, S.A., September 2021 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Subordinated issue, adjustment to reference rate							3.76%	3.76%	3.76%
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | CMS10 | Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount							€ 144.0
Interest rate							8.00%	8.00%	8.00%
Variable interest rate							0.05%	0.05%	0.05%